Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Provisions other than provisions for expected credit losses	$ 3,042	$ 3,322
Provisions for expected credit losses	201	196
Total provisions	3,243	3,518
UBS AG
Entity [Table]
Provisions other than provisions for expected credit losses	2,982	3,256
Provisions for expected credit losses	201	196
Total provisions	$ 3,183	$ 3,452